Overlay Shares Foreign Equity ETF
Schedule of Investments
as of May 31, 2024 (Unaudited)

EXCHANGE TRADED FUNDS - 99.9%		Shares	Value
iShares Core MSCI EAFE ETF(a)(e)		189,297	$14,282,459
iShares Core MSCI Emerging Markets ETF(e)		65,824	3,461,684
TOTAL EXCHANGE TRADED FUNDS (Cost $15,767,332)			17,744,143

PURCHASED OPTIONS - 0.1%(b)(c)	Notional Amount	Contracts	Value
Put Options - 0.1%			$–
S&P 500 Index		–	$–
Expiration: 06/03/2024; Exercise Price: $5,220.00	4,222,008	8	640
Expiration: 06/03/2024; Exercise Price: $5,175.00(f)	4,222,008	8	200
Expiration: 06/07/2024; Exercise Price: $5,175.00(f)	4,749,759	9	3,375
Expiration: 06/14/2024; Exercise Price: $5,150.00(f)	4,222,008	8	8,920
Total Put Options			13,135
TOTAL PURCHASED OPTIONS (Cost $41,650)			13,135

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%		Shares
First American Government Obligations Fund - Class X, 5.24%(d)		17,275	17,275
TOTAL SHORT-TERM INVESTMENTS (Cost $17,275)			17,275

TOTAL INVESTMENTS - 100.1% (Cost $15,826,257)			$17,774,553
Liabilities in Excess of Other Assets - (0.1)%			(18,203)
TOTAL NET ASSETS - 100.0%			$17,756,350

Percentages are stated as a percent of net assets.

(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	The rate shown represents the 7-day effective yield as of May 31, 2024.
(e)	All or a portion of the security is segregated as collateral for written options. The value of the security segregated as collateral for written options is $14,956,557.
(f)	Held in connection with a written option, see Schedule of Written Options for more detail.

Overlay Shares Foreign Equity ETF
Schedule of Written Options
as of May 31, 2024 (Unaudited)

WRITTEN OPTIONS - (0.2)% (a)(b)	Notional Amount	Contracts	Value
Put Options - (0.2)%
S&P 500 Index	0	0	–
Expiration: 06/03/2024; Exercise Price: $5,275.00	$(4,222,008)	(8)	$(7,040)
Expiration: 06/07/2024; Exercise Price: $5,275.00	(4,749,759)	(9)	(21,600)
Expiration: 06/14/2024; Exercise Price: $5,200.00	(4,222,008)	(8)	(14,920)
Total Put Options			(43,560)
TOTAL WRITTEN OPTIONS (Premiums received $83,650)			(43,560)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

Overlay Shares Foreign Equity ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$17,744,143	$–	$–	$17,744,143
Purchased Options	640	12,495	–	13,135
Money Market Funds	17,275	–	–	17,275
Total Investments	$17,762,058	$12,495	$–	$17,774,553

Liabilities:
Investments:
Written Options	$–	$(43,560)	$–	$(43,560)
Total Investments	$–	$(43,560)	$–	$(43,560)